Supplemental Guarantor Financial Information (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
AerCap Aviation Notes [Member]
Debt Instrument [Line Items]
Face amount	300,000,000
Stated interest rate	6.375%
AerCap Aviation Notes [Member] | AerCap Aviation Solutions B.V [Member]
Debt Instrument [Line Items]
Ownership interest	100.00%
Citi Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, current borrowing capacity	285,000,000